Schedule of Investments
November 30, 2022 (unaudited)
MP 63 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.96%

Aerospace/Aircraft/Defense - 3.77%
The Boeing Co. (2)	5,556	993,857
Raytheon Technologies Corp.	25,972	2,563,956

		3,557,813
Auto Parts-Retail/Wholesale - 2.17%
Genuine Parts Co.	11,184	2,050,363

Banks-Money Center - 4.50%
Bank of America Corp.	43,736	1,655,408
Truist Financial Corp.	25,466	1,192,063
US Bancorp	30,795	1,397,785

		4,245,256
Beverages-Alcoholic/Soft Drink - 2.75%
The Coca-Cola Co.	21,288	1,354,130
PepsiCo, Inc.	6,696	1,242,175

		2,596,305

Cable & Other Pay Television Services - 1.25%
Comcast Corp., Class A	32,087	1,175,668

Chemicals-Diversified - 2.31%
RPM International, Inc.	21,050	2,181,201

Commercial Services - 1.24%
Ecolab, Inc.	7,820	1,171,671

Communications Equipment - 1.59%
Qualcomm, Inc.	11,832	1,496,630

Consumer, Durable & Apparel - 0.45%
Sony Group Corp. ADR	5,115	424,903

Containers-Paper/Plastic - 1.40%
Amcor PLC (Jersey)	107,104	1,322,734

Cosmetics & Personal Care - 1.15%
Colgate-Palmolive Co.	13,941	1,080,149

Diversified Operations - 2.49%
3M Co.	6,723	846,896
Corning, Inc.	43,927	1,499,229

		2,346,125
Electronic Equipment - 2.29%
Carrier Global Corp.	11,861	525,680
Emerson Electric Co.	17,096	1,637,284

		2,162,964
Electronic-Semiconductors - 1.10%
Intel Corp.	34,598	1,040,362

Financial Services Misc - 2.71%
American Express Co.	4,738	746,662
Paychex, Inc.	14,544	1,803,892

		2,550,554
Food-Misc Preparation - 6.09%
Archer Daniels-Midland Co.	20,509	1,999,627
Conagra Brands, Inc.	32,924	1,250,454
General Mills, Inc.	13,481	1,149,929
Hormel Foods Corp.	28,439	1,336,633

		5,736,643
General Household Appliances - 0.96%
Stanley Black & Decker, Inc.	11,090	906,275

Healthcare - 2.34%
AbbVie, Inc.	8,730	1,407,101
UnitedHealth Group, Inc.	1,455	796,991

		2,204,092
Insurance-Life/Property/Casual - 3.88%
AFLAC, Inc.	22,784	1,638,853
The Travelers Companies, Inc.	10,639	2,019,389

		3,658,242
Leisure Products - 1.21%
Polaris, Inc.	10,000	1,140,600

Leisure Services - 0.73%
The Walt Disney Co. (2)	7,019	686,950

Machinery-Constrct/Mining/Farm - 4.69%
Caterpillar, Inc.	9,230	2,182,064
Deere & Co.	5,071	2,236,311

		4,418,375
Machinery-Electrical Eqpmt - 3.61%
Dover Corp.	10,916	1,549,526
Johnson Controls International PLC (Ireland)	10,998	730,707
Tennant Co.	17,680	1,123,211

		3,403,444
Manufacturing - 2.05%
Illinois Tool Works, Inc.	8,492	1,931,675

Materials - 0.43%
Nucor Corp.	2,705	405,615

Medical/Dental-Supplies - 2.00%
Becton Dickinson & Co.	7,566	1,886,506

Medical Instruments/Products - 1.13%
Medtronic PLC (Ireland)	13,462	1,064,036

Medical-Drugs - 5.71%
Abbott Laboratories	13,775	1,481,915
Johnson & Johnson	10,583	1,883,774
Merck & Co., Inc.	11,852	1,305,142
Pfizer, Inc.	14,238	713,751

		5,384,582
National Commercial Banks - 1.24%
JPMorgan Chase & Co.	8,443	1,166,654

Paper & Paper Products - 1.58%
Kimberly Clark Corp.	11,000	1,491,930

Petroleum Refining - 2.42%
Chevron Corp.	1,937	355,071
Exxon Mobile Corp.	17,318	1,928,186

		2,283,257
Refuse Systems - 1.97%
Waste Management, Inc.	11,047	1,852,803

Retail-Catalog & Mail Order Houses - 0.55%
Amazon.com, Inc. (2)	5,332	514,751

Retail-Food & Restaurant - 2.27%
Starbucks Corp.	8,287	846,931
Yum! Brands, Inc.	10,048	1,292,776

		2,139,707
Retail-Variety Stores - 1.80%
Costco Wholesale Corp.	3,145	1,695,941

Retail/Wholesale-Bldg Products - 2.06%
The Home Depot, Inc.	6,000	1,943,940

Services-Computer Programming, Data Processing, Etc. - 1.38%
Alphabet, Inc Class A (2)	12,851	1,297,822

Services-Prepackaged Software - 1.99%
Microsoft Corp.	7,359	1,877,575

Shoes & Related Apparel - 0.83%
Nike, Inc. Class B	7,175	787,026

Soap, Detergent, Cleaning Preparations, perfumes, Cosmetics - 1.71%
The Procter & Gamble Co.	10,787	1,608,989

Telecommunications Services - 0.40%
AT&T, Inc. (2)	1,000	19,280
Cisco Systems, Inc.	7,115	353,758

		373,038
Textile-Apparel/Mill Products - 0.61%
VF Corp.	17,513	574,777

Transportation-Railroads - 1.97%
Union Pacific Corp.	8,524	1,853,373

Utility-Electric - 5.08%
Dominion Energy, Inc.	5,737	350,588
Duke Energy Corp.	13,583	1,357,349
MDU Resources Group, Inc.	31,994	1,007,491
NextEra Energy, Inc.	24,493	2,074,557

		4,789,985
Utility-Gas Distribution - 1.18%
National Fuel Gas Co.	16,735	1,108,359

Utility-Water - 1.92%
Essential Utilities, Inc.	37,579	1,812,811

Total Common Stock	(Cost $ 40,608,363)	91,402,471

Limited Partnerships - 1.14%

Enterprise Products Partners LP (2)	26,221	650,543
Magellan Midstream Partners LP (2)	7,968	419,914

		1,070,457

Total Limited Partnerships	(Cost $ 817,620)	1,070,457

Real Estate Investment Trusts - 0.40%

Simon Property Group, Inc.	3,187	380,655

Total Real Estate Investment Trusts	(Cost $ 334,333)	380,655

Money Market Registered Investment Companies - 1.21%

Fidelity Investments Money Market Funds - Government Portfolio, Class I 3.56% (3)	1,144,595	1,144,595

Total Money Market Registered Investment Companies	(Cost $ 1,144,595)	1,144,595

Total Investments - 99.71%	(Cost $ 42,904,912)	93,998,178

Other Assets less Liabilities - .29%		273,793

Total Net Assets - 100.00%		94,271,971

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$93,998,178	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$93,998,178	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at November 30, 2022.